Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2011	Mar. 31, 2010
Consolidated Balance Sheets
Common stock, shares authorized	440,000,000	440,000,000
Common stock, shares issued	199,566,770	199,566,770
Treasury stock, shares	26,294,819	20,845,178